Expense Example - Union Street Partners Value Fund	Jan. 31, 2026 USD ($)
Union Street Partners Value Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 709
Expense Example, with Redemption, 3 Years	1,048
Expense Example, with Redemption, 5 Years	1,410
Expense Example, with Redemption, 10 Years	2,426
Union Street Partners Value Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318	[1]
Expense Example, with Redemption, 3 Years	733
Expense Example, with Redemption, 5 Years	1,274
Expense Example, with Redemption, 10 Years	2,754
Union Street Partners Value Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	794
Expense Example, with Redemption, 10 Years	$ 1,781

[1]	If you did not redeem your shares, your cost would be $218 for the one-year period.